SHAREHOLDERS' EQUITY (Schedule Of Outstanding and Exercisable Options) (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
$3.16 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise prices | $ / shares	$ 3.16	[1]
Number of options Outstanding and exercisable at end of year | shares	42,608
Weighted average remaining contractual life of outstanding options	8 months 15 days
$3.75 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise prices | $ / shares	$ 3.75	[1]
Number of options Outstanding and exercisable at end of year | shares	29,595
Weighted average remaining contractual life of outstanding options	8 months 4 days
$5.11 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise prices | $ / shares	$ 5.11	[1]
Number of options Outstanding and exercisable at end of year | shares	65,576
Weighted average remaining contractual life of outstanding options	1 year 3 months 3 days
$7.00 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise prices | $ / shares	$ 7	[1]
Number of options Outstanding and exercisable at end of year | shares	41,000
Weighted average remaining contractual life of outstanding options	1 year 7 months 9 days
$9.85 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise prices | $ / shares	$ 9.85	[1]
Number of options Outstanding and exercisable at end of year | shares	424,149
Weighted average remaining contractual life of outstanding options	2 years 1 month 28 days
$12.16 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise prices | $ / shares	$ 12.16	[1]
Number of options Outstanding and exercisable at end of year | shares	18,662
Weighted average remaining contractual life of outstanding options	2 years 4 months 6 days
$21.62 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise prices | $ / shares	$ 21.62	[1]
Number of options Outstanding and exercisable at end of year | shares	6,500
Weighted average remaining contractual life of outstanding options	2 years 10 months 9 days

[1]	In U.S. dollars per Ordinary Share